Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2018
Cost of Revenue [Abstract]
Schedule of Cost of revenues

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Revenue sharing fees and content costs	3,790,624	5,727,081	8,272,696
Bandwidth costs	651,652	695,839	967,436
Salary and welfare	232,497	237,063	323,623
Depreciation and amortization	173,048	128,639	117,293
Payment handling costs	67,474	72,953	104,772
Share-based compensation	15,894	42,759	74,339
Other taxes and surcharges	44,659	48,360	48,724
Other costs	127,582	73,708	108,251

Total	5,103,430	7,026,402	10,017,134